Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of reconciliation between tax recovery and accounting income

	2021	2020
	$	$
Income (loss) before income taxes	11,706,427	5,188,691

Income tax expense at the Company’s statutory tax rate of 26.5% (2020 – 26.5%)	3,102,203	1,375,003

Increase (decrease) in income taxes resulting from
Permanent differences	1,951,874	173,027
Prior year true-up	108,305	(820,603)
Changes in unrecognized SRED pool and temporary differences	(105,922)	2,787,948
Effect of foreign subsidiaries	(70,146)	(2,450)
Current year loss for which no benefit recognized	—	523,274
Prior year loss applied in current year previously not recognized	(2,807,987)	(2,705,820)
ITC utilized in current year	(887,345)	—
Other	(140,065)	167,322

Income tax expense	1,150,917	1,497,701

Schedule of unrecognized deferred tax asset

	2021	2020
	$	$
Non-capital loss carryforwards	24,230,225	29,637,520
SRED expenditure pool	—	1,882,949
(Taxable) Deductible temporary differences	(369,894)	(975,000)

	23,860,321	30,545,469